Plan Description (Details) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan		12 Months Ended
	Jan. 01, 2026 year	Dec. 31, 2025 USD ($) year distributionPayment	Dec. 31, 2024 USD ($)
Description of Plan [Line Items]
Minimum requisite service period		60 days
Minimum age to contribute		18
Higher catch-up contribution age		60
Employer contribution vesting percentage		100.00%
Automatic deferral rate		5.00%
Minimum annual compensation to total compensation, percentage		1.00%
Maximum annual compensation deferral percentage		100.00%
Maximum percentage of contribution investment in company stock		25.00%
Minimum number of partial distributions | distributionPayment		2
Maximum number of partial distributions In plan year | distributionPayment		4
Forfeited nonvested account | $		$ 149,815	$ 43,859
Forfeited nonvested account, decrease from administrative expense | $		$ 75,629
Discretionary Profit Sharing Contribution
Description of Plan [Line Items]
Employer contribution vesting percentage		100.00%
Minimum | Subsequent Events
Description of Plan [Line Items]
Higher catch-up contribution age	60
Maximum
Description of Plan [Line Items]
Higher catch-up contribution age		63
Maximum | Subsequent Events
Description of Plan [Line Items]
Higher catch-up contribution age	63